Segmented information - Company Segment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	4
Total revenue	$ 285,082	$ 178,655
Total expenses	194,724	109,649
Income (loss) before income taxes	90,358	69,006
Adjusted EBITDA	121,400	85,163
Reportable segments | Exchange listed products
Disclosure of operating segments [line items]
Total revenue	157,827	112,498
Total expenses	58,907	33,591
Income (loss) before income taxes	98,920	78,907
Adjusted EBITDA	116,438	81,033
Reportable segments | Managed equities
Disclosure of operating segments [line items]
Total revenue	99,642	39,204
Total expenses	55,448	25,556
Income (loss) before income taxes	44,194	13,648
Adjusted EBITDA	11,230	7,363
Reportable segments | Private strategies
Disclosure of operating segments [line items]
Total revenue	27,557	27,824
Total expenses	15,980	11,593
Income (loss) before income taxes	11,577	16,231
Adjusted EBITDA	9,694	12,331
Reportable segments | Corporate
Disclosure of operating segments [line items]
Total revenue	1,648	(384)
Total expenses	62,196	35,078
Income (loss) before income taxes	(60,548)	(35,462)
Adjusted EBITDA	(15,717)	(14,098)
Consolidation, elimination and all other segments | Consolidation, elimination and all other segments
Disclosure of operating segments [line items]
Total revenue	(1,592)	(487)
Total expenses	2,193	3,831
Income (loss) before income taxes	(3,785)	(4,318)
Adjusted EBITDA	$ (245)	$ (1,466)